Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total	kr 232,390	kr 227,216	kr 210,838
Services [member]
Disclosure of operating segments [line items]
Total	86,204	93,050	89,413
Operating segments [member]
Disclosure of operating segments [line items]
Total	232,390	227,216	210,838
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	146,186	134,166	121,425
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	86,204	93,050	89,413
Networks [member]
Disclosure of operating segments [line items]
Total	165,978	155,009	138,570
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	165,978	155,009	138,570
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	122,229	109,122	96,931
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	43,749	45,887	41,639
Digital services [member]
Disclosure of operating segments [line items]
Total	37,324	39,857	38,089
Digital services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	37,324	39,857	38,089
Digital services [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	20,447	21,480	20,458
Digital services [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	16,877	18,377	17,631
Managed services [member]
Disclosure of operating segments [line items]
Total	22,600	25,565	25,770
Managed services [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	22,600	25,565	25,770
Managed services [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	81	11
Managed services [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	22,519	25,554	25,770
Emerging business and other [member]
Disclosure of operating segments [line items]
Total	6,488	6,785	8,409
Emerging business and other [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	6,488	6,785	8,409
Emerging business and other [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	3,429	3,553	4,036
Emerging business and other [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 3,059	kr 3,232	kr 4,373